UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK —REAL ESTATE 114.6%
DIVERSIFIED 11.0%
American Assets Trust(a),(b)	387,981	$11,837,300
BGP Holdings PLC (Australia) (EUR)(c),(d),(e)	3,927,678	0
Cousins Properties(a)	1,547,066	15,919,309
Duke Realty Corp.(a),(b)	1,387,700	21,426,088
Forest City Enterprises, Class A(a),(e)	396,494	7,509,596
Vornado Realty Trust(a),(b)	701,930	59,004,236
WP Carey(a)	218,422	14,131,904
		129,828,433
HEALTH CARE 13.6%
Aviv REIT(a)	349,604	7,970,971
Emeritus Corp.(a),(e)	482,267	8,936,408
Health Care REIT(a),(b)	988,500	61,662,630
Healthcare Trust of America, Class A(a)	675,068	7,101,715
Ventas(a),(b)	1,206,172	74,179,578
		159,851,302
HOTEL 7.4%
Hersha Hospitality Trust(a)	2,730,028	15,260,856
Host Hotels & Resorts(a),(b)	1,303,783	23,037,846
Hyatt Hotels Corp., Class A(a),(b),(e)	179,580	7,714,757
Pebblebrook Hotel Trust(a)	532,300	15,282,333
Strategic Hotels & Resorts Worldwide(a),(e)	1,685,235	14,627,840
Sunstone Hotel Investors	910,041	11,593,922
		87,517,554
INDUSTRIALS 7.6%
DCT Industrial Trust(a)	721,315	5,186,255
First Industrial Realty Trust(a)	392,600	6,387,602
Prologis(a),(b)	2,002,268	75,325,322
STAG Industrial	100,484	2,021,738
		88,920,917
OFFICE 15.7%
Boston Properties(a),(b)	534,744	57,164,134
Corporate Office Properties Trust(a)	695,028	16,055,147
Douglas Emmett(a)	828,297	19,440,130
Highwoods Properties(a)	504,900	17,828,019
Hudson Pacific Properties(a)	798,234	15,525,651
Mack-Cali Realty Corp.	329,903	7,238,072

	Number of Shares	Value
Parkway Properties	551,648	$9,802,785
SL Green Realty Corp.(a),(b)	467,144	41,501,073
		184,555,011
OFFICE/INDUSTRIAL 1.5%
PS Business Parks(a)	232,667	17,361,612

RESIDENTIAL 18.8%
APARTMENT 17.1%
Apartment Investment & Management Co.(a),(b)	591,704	16,532,210
AvalonBay Communities(a),(b)	136,572	17,356,935
Colonial Properties Trust(a)	966,400	21,734,336
Education Realty Trust(a)	1,369,640	12,463,724
Equity Residential(a),(b)	1,265,002	67,766,157
Essex Property Trust(a)	164,552	24,304,330
Mid-America Apartment Communities	132,653	8,290,813
UDR(a),(b)	1,378,757	32,676,541
		201,125,046
MANUFACTURED HOME 1.7%
Sun Communities	300,136	12,791,796
TRI Pointe Homes(e)	492,869	7,235,317
		20,027,113
TOTAL RESIDENTIAL		221,152,159

SELF STORAGE 7.7%
CubeSmart(a),(b)	838,238	14,954,166
Extra Space Storage(a)	195,217	8,931,178
Public Storage(a),(b)	295,121	47,381,676
Sovran Self Storage	263,791	19,963,703
		91,230,723
SHOPPING CENTERS 30.2%
COMMUNITY CENTER 10.6%
DDR Corp.(a),(b)	1,364,341	21,433,797
Kimco Realty Corp.(a),(b)	1,778,714	35,894,449
Ramco-Gershenson Properties Trust	926,603	14,278,952
Regency Centers Corp.(a),(b)	515,720	24,935,062
Tanger Factory Outlet Centers	255,173	8,331,399
Weingarten Realty Investors	679,434	19,927,799
		124,801,458

	Number of Shares	Value
FREE STANDING 2.4%
National Retail Properties(a)	392,800	$12,498,896
Realty Income Corp.	398,296	15,832,266
		28,331,162
REGIONAL MALL 17.2%
General Growth Properties(a),(b)	1,990,036	38,387,794
Glimcher Realty Trust(a)	1,900,405	18,528,949
Simon Property Group(a),(b)	979,844	145,242,276
		202,159,019
TOTAL SHOPPING CENTERS		355,291,639

SPECIALTY 1.1%
Digital Realty Trust(a),(b)	246,618	13,095,416
TOTAL COMMON STOCK (Identified cost—$1,069,872,856)		1,348,804,766

PREFERRED SECURITIES—$25 PAR VALUE 16.4%
BANKS 0.9%
Ally Financial, 7.25%, due 2/7/33(a)	256,975	6,473,200
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)	3,000	3,720,000
		10,193,200
INSURANCE 0.9%
MULTI-LINE 0.2%
Hartford Financial Services Group, 7.875%, due 4/15/42	70,000	1,968,400

MULTI-LINE—FOREIGN 0.7%
ING Groep N.V., 7.05% (Netherlands)(a),(b)	205,000	5,069,650
ING Groep N.V., 7.375% (Netherlands)	139,904	3,498,999
		8,568,649
TOTAL INSURANCE		10,537,049

REAL ESTATE 14.6%
DIVERSIFIED 5.2%
Colony Financial, 8.50%, Series A(a)	315,000	8,001,000
Cousins Properties, 7.50%, Series B(a)	307,775	7,694,375
DuPont Fabros Technology, 7.875%, Series A(a)	200,000	5,040,000
DuPont Fabros Technology, 7.625%, Series B(a)	230,000	5,752,300
EPR Properties, 9.00%, Series E (Convertible)(a)	191,000	5,634,500
Forest City Enterprises, 7.375%, due 2/1/34(a)	580,000	14,708,800
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,395	3,502,711

	Number of Shares	Value
National Retail Properties, 5.70%	99,783	$1,964,727
NorthStar Realty Finance Corp., 8.50%, Series D	168,900	4,084,002
Urstadt Biddle Properties, 7.125%, Series F	106,600	2,552,004
Winthrop Realty Trust, 7.75%, due 8/15/22	100,000	2,599,000
		61,533,419
HOTEL 3.3%
Ashford Hospitality Trust, 9.00%, Series E(a)	405,000	10,517,850
Chesapeake Lodging Trust, 7.75%, Series A(a)	200,000	4,964,000
Hersha Hospitality Trust, 8.00%, Series B(a)	150,000	3,817,500
Hospitality Properties Trust, 7.125%, Series D	90,000	2,237,400
LaSalle Hotel Properties, 7.25%, Series G	122,162	2,993,580
Pebblebrook Hotel Trust, 7.875%, Series A(a)	220,000	5,687,000
Pebblebrook Hotel Trust, 6.50%, Series C	160,000	3,416,000
Sunstone Hotel Investors, 8.00%, Series D(a)	180,000	4,531,500
		38,164,830
INDUSTRIALS 0.9%
First Potomac Realty Trust, 7.75%, Series A(a)	130,000	3,298,100
Monmouth Real Estate Investment Corp., 7.63%, Series A(c)	200,000	4,920,000
Monmouth Real Estate Investment Corp., 7.875%, Series B(c)	80,000	2,027,200
		10,245,300
OFFICE 0.8%
CommonWealth REIT, 6.50%, Series D (Convertible)(a)	173,800	3,637,634
Corporate Office Properties Trust, 7.375%, Series L(a)	160,000	3,979,200
Hudson Pacific Properties, 8.375%, Series B	90,000	2,286,000
		9,902,834
RESIDENTIAL 0.7%
APARTMENT 0.5%
Alexandria Real Estate Equities, 7.00%, Series D(a)	199,200	5,123,424

MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	115,994	2,728,179
TOTAL RESIDENTIAL		7,851,603

SHOPPING CENTERS 3.7%
COMMUNITY CENTER 1.9%
Cedar Realty Trust, 7.25%, Series B(a)	160,000	3,680,000
DDR Corp., 7.375%, Series H	76,284	1,896,039
DDR Corp., 6.50%, Series J(a)	340,000	7,486,800
Kite Realty Group Trust, 8.25%, Series A	140,000	3,575,600
Regency Centers Corp., 6.625%, Series 6	200,000	4,680,000

	Number of Shares	Value
Weingarten Realty Investors, 6.50%, Series F	53,571	$1,295,882
		22,614,321
REGIONAL MALL 1.8%
CBL & Associates Properties, 7.375%, Series D(a)	546,988	13,663,761
General Growth Properties, 6.375%, Series A	117,464	2,580,684
Pennsylvania REIT, 8.25%, Series A	159,000	4,062,450
Simon Property Group, 8.375%, Series J ($50 Par Value)(c)	15,625	1,017,578
		21,324,473
TOTAL SHOPPING CENTERS		43,938,794
TOTAL REAL ESTATE		171,636,780
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$183,111,267)		192,367,029

PREFERRED SECURITIES—CAPITAL SECURITIES 6.5%
BANKS 0.6%
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,213,125

BANKS—FOREIGN 3.1%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(d)	6,400,000	6,348,000
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(f)	5,400,000	5,521,500
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(f)	4,000,000	3,985,000
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(f)	8,500,000	8,483,000
HBOS Capital Funding LP, 6.85% (United Kingdom)	7,200,000	6,928,200
KBC Bank NV, 8.00%, due 1/25/23 (Belgium)	4,600,000	4,692,000
		35,957,700
INSURANCE 2.8%
LIFE/HEALTH INSURANCE 0.3%
Provident Financing Trust I, 7.405%, due 3/15/38(d)	3,650,000	3,996,750

LIFE/HEALTH INSURANCE—FOREIGN 0.6%
La Mondiale Vie, 7.625% (France)	7,250,000	7,458,437

MULTI-LINE 0.4%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	4,000,000	4,702,000

MULTI-LINE—FOREIGN 0.4%
AXA SA, 6.379%, 144A (France)(f)	3,730,000	3,604,113
AXA SA, 6.463%, 144A (France)(f)	990,000	992,475
		4,596,588

		Number of Shares	Value
PROPERTY CASUALTY 0.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(f)		5,525,000	$5,994,625

REINSURANCE—FOREIGN 0.6%
Catlin Insurance Co., 7.249%, 144A (Bermuda)(a),(f)		6,640,000	6,822,600
TOTAL INSURANCE			33,571,000
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$72,965,894)			76,741,825

		Principal Amount
CORPORATE BOND —REAL ESTATE—SHOPPING CENTERS 0.6%
General Shopping Finance Ltd., 10.00%, 144A (Cayman Islands)(c),(f)		$7,415,000	6,710,575
TOTAL CORPORATE BONDS (Identified cost—$7,415,000)			6,710,575

		Number of Shares
SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(g)		6,626,657	6,626,657
Federated Government Obligations Fund, 0.01%(g)		6,626,825	6,626,825
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$13,253,482)			13,253,482

TOTAL INVESTMENTS (Identified cost—$1,346,618,499)	139.2%		1,637,877,677

LIABILITIES IN EXCESS OF OTHER ASSETS	(39.2)		(461,020,013)
NET ASSETS (Equivalent to $10.68 per share based on 110,192,324 shares of common stock outstanding)	100.0%		$1,176,857,664

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)         All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $965,834,820 in aggregate has been pledged as collateral.

(b)         A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $400,836,121 in aggregate has been rehypothecated.

(c)          Illiquid security. Aggregate holdings equal 1.2% of the net assets of the Fund.

(d)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.9% of the net assets of the Fund.

(e)          Non-income producing security.

(f)           Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.6% of the net assets of the Fund, of which 0.6% are illiquid.

(g)          Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Common Stock	$1,348,804,766	$1,348,804,766	$—	$—	(b)
Preferred Securities - $25 Par Value	192,367,029	192,367,029	—	—
Preferred Securities - Capital Securities - Banks - Foreign	35,957,700	—	24,917,700	11,040,000	(c)
Preferred Securities - Capital Securities - Insurance - Life/Health Insurance	3,996,750	—	—	3,996,750	(d)
Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign	7,458,437	—	—	7,458,437	(c)
Preferred Securities - Capital Securities - Other Industries	29,328,938	—	29,328,938	—
Corporate Bonds	6,710,575	—	6,710,575	—
Money Market Funds	13,253,482	—	13,253,482	—
Total Investments(e)	$1,637,877,677	$1,541,171,795	$74,210,695	$22,495,187

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(c) Valued utilizing independent broker quotes.

(d) Valued by a pricing service which utilized independent broker quotes.

(e) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Banks - Foreign	Preferred Securities - Capital Securities - Insurance - Life/Health Insurance	Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign	Preferred Securities - Capital Securities - Real Estate - Diversified	Corporate Bonds - Real Estate - Shopping Centers
Balance as of December 31, 2012	$21,576,472	$7,490,625	$—	$—	$—	$2,386,141	$11,699,706
Purchases	22,588,267	—	11,213,375	3,981,375	7,393,517	—	—
Sales	(6,617,502)	—	—	—	—	(2,227,502)	(4,390,000)
Amortization	(20,074)	—	(8,011)	(2,328)	(8,193)	(1,542)	—
Realized gain (loss)	(1,799,419)	—	—	—	—	(2,189,419)	390,000
Change in unrealized appreciation (depreciation)	691,143	(277,500)	(165,364)	17,703	73,113	2,032,322	(989,131)
Transfers out of Level 3(a)	(13,923,700)	(7,213,125)	—	—	—		(6,710,575)
Balance as of September 30, 2013	$22,495,187	$—	$11,040,000	$3,996,750	$7,458,437	$—	$—

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $(74,548).

(a) As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2013, the Fund used significant observable inputs in determining the value of the same investments.

Note 2.   Derivative Instruments

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. At September 30, 2013, the Fund did not have any written option contracts outstanding.

Transactions in written options during the nine months ended September 30, 2013, were as follows:

Number
	of Contracts	Premium
Options outstanding at December 31, 2012	—	$—
Options written	2,850	113,772
Options expired	2,850	113,772
Options terminated in closing transactions	—	—
Options exercised	—	—
Options outstanding at September 30, 2013	—	$—

Note 3.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,346,618,499
Gross unrealized appreciation	$324,758,277
Gross unrealized depreciation	(33,499,099)
Net unrealized appreciation	$291,259,178

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013